Property, plant and equipment	9 Months Ended
Sep. 30, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Property, plant and equipment
11	Property, plant and equipment

11.1	Rollforward

	As of December 31, 2021	Additions	Lease modification	Write-off	Depreciation	Transfer and others	As of September 30, 2022
Land	570	31	-	-	-	-	601
Buildings	656	188	-	-	(13)	(48)	783
Improvements	3,596	2,423	-	(25)	(202)	137	5,929
Equipment	828	428	-	(2)	(129)	71	1,196
Facilities	362	162	-	(4)	(25)	7	502
Furniture and appliances	416	132	-	(1)	(50)	74	571
Constructions in progress	235	477	-	(1)	-	(178)	533
Others	37	12	-	-	(12)	12	49
Subtotal	6,700	3,853	-	(33)	(431)	75	10,164
Lease - right of use:
Buildings	3,604	3,005	479	(10)	(244)	(75)	6,759
Equipment	16	-	-	-	(4)	-	12
Subtotal	3,620	3,005	479	(10)	(248)	(75)	6,771
Total	10,320	6,858	479	(43)	(679)	-	16,935

	As of December 31, 2020	Additions	Lease modification	Write-off	Depreciation	Transfer and others (i)	As of September 30, 2021
Land	481	191	-	(2)	-	(122)	548
Buildings	609	113	-	-	(11)	(137)	574
Improvements	2,598	809	-	(3)	(131)	(44)	3,229
Equipment	635	164	-	(2)	(94)	8	711
Facilities	269	61	-	-	(18)	1	313
Furniture and appliances	340	67	-	-	(38)	10	379
Constructions in progress	78	209	-	-	-	(83)	204
Others	37	4	-	-	(11)	7	37
Subtotal	5,047	1,618	-	(7)	(303)	(360)	5,995
Lease - right of use:
Buildings	2,423	364	359	(89)	(177)	4	2,884
Equipment	6	16	-	-	(4)	-	18
Subtotal	2,429	380	359	(89)	(181)	4	2,902
Total	7,476	1,998	359	(96)	(484)	(356)	8,897

(i)	In the period ended September 30, 2021, transfers of property, plant and equipment items to “Assets held for sale” in the amount of R$ 356 are recorded.

11.2	Breakdown

	As of
	September 30, 2022			December 31, 2021
	Historical cost	Accumulated depreciation	Net amount	Historical cost	Accumulated depreciation	Net amount
Land	601	-	601	570	-	570
Buildings	907	(124)	783	767	(111)	656
Improvements	6,921	(992)	5,929	4,387	(791)	3,596
Equipment	1,865	(669)	1,196	1,373	(545)	828
Facilities	636	(134)	502	472	(110)	362
Furniture and appliances	840	(269)	571	635	(219)	416
Construction in progress	533	-	533	235	-	235
Others	139	(90)	49	115	(78)	37
	12,442	(2,278)	10,164	8,554	(1,854)	6,700
Finance lease
Buildings	8,007	(1,248)	6,759	4,566	(962)	3,604
Equipment	58	(46)	12	61	(45)	16
	8,065	(1,294)	6,771	4,627	(1,007)	3,620
Total Property, plant and equipment	20,507	(3,572)	16,935	13,181	(2,861)	10,320

11.3	Capitalization of interest on borrowings

Borrowing costs directly attributable to the acquisition, construction or production and interest of lease liabilities related to assets that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset, amounted to R$617 (R$19 as of September 30, 2021). The rate adopted to calculate the borrowing costs eligible for capitalization was 110.77% (130.76% as of September 30, 2021) of the CDI, corresponding to the effective interest rate of the borrowings obtained by the Company.

11.4	Additions to property, plant and equipment for cash flow presentation purpose are as follows:

	As of September 30,
	2022	2021
Additions	6,858	1,998
Leases	(3,005)	(380)
Capitalized interest	(617)	(19)
Financing of property, plant and equipment – Additions	(2,914)	(1,510)
Financing of property, plant and equipment – Payments	2,724	1,468
Total	3,046	1,557

Additions made by the Company refer to purchases of operating assets, purchases of land and buildings for expansion of activities, building of new stores and distribution centers, modernization of distribution centers, renovation of various stores, and investments in equipment and information technology.

The additions to and payments for property, plant and equipment items previously mentioned are presented to show only the purchases for the periods, in order to reconcile with the statement of cash flows and the total additions included in the table.

11.5	Other information

On September 30, 2022, the Company recorded in the cost of sales and services the amount of R$51 (R$38 on September 30, 2021), relating to the depreciation of machinery, building and facilities of distribution centers.